UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 10.1%
Automobiles 0.6%
Harley-Davidson, Inc.	262,000	12,238,020
Hotels Restaurants & Leisure 1.7%
McDonald's Corp.	549,500	32,371,045
Household Durables 0.4%
Fortune Brands, Inc.	93,400	6,758,424
Media 1.4%
McGraw-Hill Companies, Inc.	295,800	12,958,998
Omnicom Group, Inc.	305,900	14,539,427

		27,498,425

Multiline Retail 2.4%
Kohl's Corp.*	383,100	17,545,980
Target Corp.	564,800	28,240,000

		45,785,980
Specialty Retail 2.9%
Best Buy Co., Inc.	191,200	10,066,680
GameStop Corp. "A"*	321,600	19,974,576
Staples, Inc.	577,850	13,331,000
Tiffany & Co.	281,200	12,943,636

		56,315,892
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.*	430,200	13,155,516
Consumer Staples 11.0%
Beverages 3.9%
Diageo PLC	943,933	20,293,128
PepsiCo, Inc.	726,900	55,171,710

		75,464,838
Food & Staples Retailing 1.5%
Shoppers Drug Mart Corp.	201,200	10,857,604
Walgreen Co.	448,400	17,075,072

		27,932,676
Food Products 2.9%
Dean Foods Co.	716,900	18,539,034
Groupe Danone	210,006	18,852,215
Kellogg Co.	337,300	17,684,639

		55,075,888
Household Products 2.7%
Colgate-Palmolive Co.	240,500	18,749,380
Procter & Gamble Co.	458,800	33,685,096

		52,434,476
Energy 14.1%
Energy Equipment & Services 6.4%
Baker Hughes, Inc.	412,000	33,413,200
Noble Corp.	384,100	21,705,491
Schlumberger Ltd.	520,300	51,181,911
Transocean, Inc.*	118,116	16,908,305

		123,208,907
Oil, Gas & Consumable Fuels 7.7%
ConocoPhillips	261,750	23,112,525
Devon Energy Corp.	417,300	37,102,143
EOG Resources, Inc.	381,800	34,075,650
Valero Energy Corp.	243,400	17,045,302
XTO Energy, Inc.	697,875	35,842,860

		147,178,480
Financials 5.0%
Capital Markets 2.5%
Lehman Brothers Holdings, Inc.	362,000	23,689,280
State Street Corp.	296,500	24,075,800

		47,765,080
Diversified Financial Services 1.3%
CME Group, Inc.	36,588	25,099,368

Insurance 1.2%
Aflac, Inc.	378,230	23,688,545
Health Care 17.2%
Biotechnology 4.3%
Celgene Corp.*	303,800	14,038,598
Genentech, Inc.*	418,600	28,075,502
Gilead Sciences, Inc.*	888,500	40,879,885

		82,993,985
Health Care Equipment & Supplies 5.5%
Baxter International, Inc.	597,000	34,655,850
C.R. Bard, Inc.	201,200	19,073,760
Hologic, Inc.*	81,200	5,573,568
Medtronic, Inc.	542,000	27,246,340
Zimmer Holdings, Inc.*	282,530	18,689,360

		105,238,878
Health Care Providers & Services 2.1%
Laboratory Corp. of America Holdings*	185,500	14,010,815
UnitedHealth Group, Inc.	440,100	25,613,820

		39,624,635
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.*	341,800	19,715,024
Pharmaceuticals 4.3%
Abbott Laboratories	393,500	22,095,025
Eli Lilly & Co.	191,200	10,208,168
Johnson & Johnson	756,406	50,452,280

		82,755,473
Industrials 10.8%
Aerospace & Defense 4.3%
Goodrich Corp.	269,100	19,001,151
Honeywell International, Inc.	507,100	31,222,147
United Technologies Corp.	415,900	31,832,986

		82,056,284
Electrical Equipment 2.5%
Emerson Electric Co.	832,800	47,186,448
Industrial Conglomerates 1.5%
General Electric Co.	759,900	28,169,493
Machinery 1.6%
Caterpillar, Inc.	137,000	9,940,720
Parker Hannifin Corp.	289,300	21,787,183

		31,727,903
Road & Rail 0.9%
Canadian National Railway Co.	370,000	17,364,100
Information Technology 23.3%
Communications Equipment 2.8%
Cisco Systems, Inc.*	1,162,550	31,470,229
QUALCOMM, Inc.	570,500	22,449,175

		53,919,404
Computers & Peripherals 7.6%
Apple, Inc.*	233,300	46,212,064
Dell, Inc.*	333,600	8,176,536
EMC Corp.*	1,385,500	25,673,315

Hewlett-Packard Co.	701,200	35,396,576
International Business Machines Corp.	278,900	30,149,090

		145,607,581
Electronic Equipment & Instruments 1.0%
Mettler-Toledo International, Inc.*	166,000	18,890,800
Internet Software & Services 1.3%
Google, Inc. "A"*	37,300	25,792,204
IT Services 2.9%
Accenture Ltd. "A"	674,800	24,313,044
Fiserv, Inc.*	284,300	15,775,807
Paychex, Inc.	398,700	14,440,914

		54,529,765
Semiconductors & Semiconductor Equipment 2.6%
Broadcom Corp. "A"*	325,650	8,512,491
Intel Corp.	1,578,090	42,071,879

		50,584,370
Software 5.1%
Adobe Systems, Inc.*	552,700	23,616,871
Electronic Arts, Inc.*	307,700	17,972,757
Microsoft Corp.	1,212,380	43,160,728
VMware, Inc. "A"* (a)	140,900	11,975,091

		96,725,447
Materials 4.4%
Chemicals
Ecolab, Inc.	412,400	21,119,004
Monsanto Co.	319,800	35,718,462
Praxair, Inc.	302,300	26,817,033

		83,654,499
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	453,200	18,834,992
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"* (a)	223,500	9,521,100
Utilities 0.6%
Electric Utilities
Allegheny Energy, Inc.	164,800	10,482,928

Total Common Stocks (Cost $1,191,607,192)		1,877,346,873
Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 5.03% (b) (c) (Cost $10,665,200)	10,665,200	10,665,200
Cash Equivalents 2.2%
Cash Management QP Trust, 4.67% (b) (Cost $42,380,882)	42,380,882	42,380,882

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,244,653,274)	100.8	1,930,392,955
Other Assets and Liabilities, Net	(0.8)	(14,769,183)

Net Assets	100.0	1,915,623,772

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2007 amounted to $10,449,220 which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008